UNITED STATES
SECURITIES AND EXCHANGE COMMISSI
ON
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-24079

StepStone Private Credit Co-Investment Fund

(Exact name of registrant as specified in charter)
277 Park Avenue, 44th Floor
New York, New York 10172

(Address of principal executive offices) (Zip code)
Ariel Goldblatt Principal Executive Officer
StepStone Group Private Debt LLC
277 Park Avenue, 44th Floor
New York, New York 10172

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-351-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.
(a)
The Report to Shareholders is attached herewith.

StepStone Private Credit Co-Investment Fund

Financial Statements
For the Six Months Ended June 30, 2026
(unaudited)
Semi-Annual Report

StepStone Private Credit Co-Investment Fund

Table of Contents
For the Six Months Ended June 30, 2026 (unaudited)

StepStone Private Credit Co-Investment
Fund

Schedule of Investments
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-controlled/Non-affiliated - 97.0% of NAV									1,2,3,4,5,10
Senior Secured Loans - Europe - 1.5% of NAV
Comet Bidco Limited	Term Loan	8.74%	6M SOFR / 0.00%	5.00%	12/2/2032	$914,733	$906,330	$905,311
Quad UK Midco 2 Limited	Term Loan	8.87%	6M SOFR / 0.00%	5.00%	6/30/2029	948,378	948,378	948,378
Quad UK Midco 2 Limited	Term Loan	8.87%	6M SOFR / 0.00%	5.00%	6/30/2029	2,587,946	2,587,946	2,587,946
Total Direct Lending - Senior Secured Loans -Europe							$4,442,654	$4,441,635
Senior Secured Loans - North America - 95.1% of NAV
365RM Holdco, LLC	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	5/8/2033	$977,988	$971,770	$970,653
365RM Holdco, LLC	Delayed Draw Term Loan	0.00%	3M SOFR / 0.75%	0.00%	5/8/2033	70,869	(174)	(177)	6,7
365RM Holdco, LLC	Revolver Loan	8.48%	3M SOFR / 0.75%	4.75%	5/6/2033	118,114	13,307	13,288	6
Accelevation LLC	Term Loan	8.90%	3M SOFR / 0.00%	5.25%	1/2/2031	1,637,875	1,613,633	1,613,307
ACP Oak Buyer, Inc.	Term Loan	8.38%	3M SOFR / 1.00%	4.75%	5/16/2031	1,398,084	1,391,957	1,390,534
Advanced Infusion Solutions Acquisition, LLC	Delayed Draw Term Loan	0.00%	1M SOFR / 0.75%	0.00%	6/4/2032	885,563	(13,119)	(13,283)	6,7
Advanced Infusion Solutions Acquisition, LLC	Term Loan	8.64%	1M SOFR / 0.75%	5.00%	6/4/2032	1,948,239	1,919,457	1,919,016
Advanced Infusion Solutions Acquisition, LLC	Revolver Loan	8.64%	1M SOFR / 0.75%	5.00%	6/4/2032	206,631	17,010	16,973	6
Advanced Medical Management, LLC	Term Loan	9.73%	6M SOFR / 0.00%	6.00%	6/18/2028	460,885	455,746	455,700
Alkeme Intermediary Holdings, LLC	Delayed Draw Term Loan	8.73%	3M SOFR / 1.00%	5.00%	5/28/2027	1,228,529	1,225,354	1,224,598
Alkeme Intermediary Holdings, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	5/28/2027	74,001	(192)	(237)	6,7
AMP Purchaser, LLC	Term Loan	8.14%	1M SOFR / 0.50%	4.50%	4/1/2033	1,049,100	1,044,172	1,043,854
AMP Purchaser, LLC	Revolver Loan	0.50%	3M SOFR / 0.50%	0.50%	4/1/2033	135,368	(652)	(677)	6,7
Anaplan, Inc.	Term Loan	8.17%	3M SOFR / 0.75%	4.50%	6/21/2029	1,222,826	1,164,656	1,160,617
Aprio Advisory Group, LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.75%	4.75%	8/1/2031	3,315,509	193,256	188,042	6
Aprio Advisory Group, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/1/2031	288,305	(2,621)	(3,056)	6,7
Aptive Environmental, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	10/15/2032	65,815	(592)	(671)	6,7
Aptive Environmental, LLC	Revolver Loan	8.39%	1M SOFR / 0.75%	4.75%	10/15/2032	131,630	19,878	19,718	6

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Aptive Environmental, LLC	Term Loan	8.39%	1M SOFR / 0.75%	4.75%	10/15/2032	1,496,828	1,483,458	1,481,560
Arcline Liberty Buyer LLC	Delayed Draw Term Loan	8.41%	3M SOFR / 0.75%	4.75%	12/1/2032	202,880	175,830	172,868	6
Arcline Liberty Buyer LLC	Term Loan	8.43%	3M SOFR / 0.75%	4.75%	12/1/2032	708,306	708,306	704,977
Arcline Liberty Buyer LLC	Revolver Loan	10.50%	3M SOFR / 0.75%	3.75%	12/1/2032	135,254	27,051	26,415	6
Argano, LLC	Delayed Draw Term Loan	9.15%	1M SOFR / 1.00%	5.50%	9/13/2029	1,926,352	743,529	727,457	6
Associations, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	7/2/2028	776,817	(3,838)	(3,884)	6,7
Associations, Inc.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	7/2/2028	71,521	-	-	6,7
Associations, Inc.	Delayed Draw Term Loan	10.42%	3M SOFR / 1.00%	6.50%	7/3/2028	88,685	46,713	46,713	6
Associations, Inc.	Term Loan	10.42%	3M SOFR / 1.00%	6.50%	7/2/2028	1,131,477	1,131,477	1,131,477
Associations, Inc.	Term Loan	10.41%	3M SOFR / 1.00%	6.00%	7/2/2028	516,583	514,005	514,001
Axis Portable Air LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 1.00%	4.75%	12/31/2030	983,496	977,055	974,743
Axis Portable Air LLC	Term Loan	8.48%	3M SOFR / 1.00%	4.75%	12/31/2030	490,516	487,406	486,150
Axis Portable Air LLC	Revolver Loan	8.39%	3M SOFR / 1.00%	4.75%	3/22/2028	328,654	162,454	161,402	6
Badge 21 Midco Holdings LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	6/30/2032	878,560	(7,542)	(7,731)	6,7
Badge 21 Midco Holdings LLC	Term Loan	8.23%	3M SOFR / 1.00%	4.50%	6/30/2032	4,767,237	4,724,864	4,725,286
Badge 21 Midco Holdings LLC	Revolver Loan	10.25%	3M SOFR / 1.00%	3.50%	6/30/2032	555,802	64,715	64,584	6
BDO USA, P.C.	Term Loan	8.12%	1M SOFR / 2.00%	4.50%	8/31/2028	27,963	27,732	27,742
Blue River Petcare Group, LLC	Term Loan	8.64%	1M SOFR / 0.00%	5.00%	8/1/2029	99,868	99,868	99,368
Blue River Petcare Group, LLC	Delayed Draw Term Loan	1.00%	6M SOFR / 0.00%	1.00%	8/1/2029	769,679	(3,192)	(3,848)	6,7
Blue River Petcare Group, LLC	Revolver Loan	0.50%	3M SOFR / 0.00%	0.50%	8/1/2029	139,937	(624)	(700)	6,7
Boston Clinical Trials, LLC	Term Loan	8.88%	3M SOFR / 1.00%	5.00%	12/20/2027	346,292	343,965	343,694
Boston Clinical Trials, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	12/20/2027	6,114	(40)	(46)	6,7
Bridgepointe Technologies, LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.75%	4.75%	4/18/2033	438,824	68,159	68,096	6
Bridgepointe Technologies, LLC	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	4/18/2033	1,121,440	1,110,689	1,110,226
Bridgepointe Technologies, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	4/18/2033	146,275	(1,423)	(1,463)	6,7
CB Sports Holdings Bidco, LLC	Term Loan	8.27%	3M SOFR / 0.75%	4.63%	12/17/2032	128,771	126,860	126,839

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
CB Sports Holdings Bidco, LLC	Delayed Draw Term Loan	8.36%	3M SOFR / 0.75%	4.63%	12/20/2032	343,389	6,771	6,684
CB Sports Holdings Bidco, LLC	Revolver Loan	0.50%	3M SOFR / 0.00%	0.50%	12/20/2032	85,847	(1,268)	(1,288)	6,7
Cherry Bekaert Advisory LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.75%	4.75%	6/28/2030	64,844	64,520	64,520
Cherry Bekaert Advisory LLC	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	6/28/2030	49,797	49,549	49,548
Cherry Bekaert Advisory LLC	Delayed Draw Term Loan	1.00%	6M SOFR / 0.00%	1.00%	6/28/2030	570,757	(2,852)	(2,854)	6,7
Cherry Bekaert Advisory LLC	Term Loan	8.73%	3M SOFR / 0.00%	5.00%	6/28/2030	570,757	567,950	567,904
Cherry Bekaert Advisory LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.00%	4.75%	6/28/2030	84,026	83,606	83,606
Cherry Bekaert Advisory LLC	Revolver Loan	0.50%	3M SOFR / 0.00%	0.50%	6/28/2030	119,450	(380)	(381)	6,7
Cherry Bekaert Advisory LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.75%	4.75%	6/28/2030	81,993	81,584	81,583
Cherry Bekaert Advisory LLC	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	6/28/2030	81,993	81,584	81,583
Cherry Bekaert Advisory LLC	Term Loan	8.48%	3M SOFR / 0.00%	4.75%	6/28/2030	204,044	203,024	203,023
Choice Financial Group Acquisition, Inc.	Delayed Draw Term Loan	9.14%	1M SOFR / 1.00%	5.50%	10/15/2027	976,372	499,174	498,011	6
Chronicle Parent, LLC	Delayed Draw Term Loan	8.67%	3M SOFR / 1.00%	5.00%	4/15/2031	500,760	88,572	88,572	6
Chronicle Parent, LLC	Term Loan	8.67%	3M SOFR / 1.00%	5.00%	4/15/2031	1,569,882	1,569,882	1,569,882
Chronicle Parent, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	4/15/2031	166,920	-	-	6,7
Comfort Buyer, LLC	Delayed Draw Term Loan	0.00%	3M SOFR / 0.75%	0.00%	4/27/2033	90,787	(885)	(908)	6,7
Comfort Buyer, LLC	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	4/27/2033	783,492	775,197	775,088
Comfort Buyer, LLC	Revolver Loan	8.48%	3M SOFR / 0.75%	4.75%	4/27/2033	99,866	17,183	17,159	6
Cooper’s Hawk Intermediate Holding, LLC	Term Loan	9.17%	3M SOFR / 0.75%	5.50%	7/29/2031	3,453,829	3,408,866	3,396,495
Cooper’s Hawk Intermediate Holding, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	7/29/2031	299,979	(4,280)	(4,980)	6,7
Cooper’s Hawk Intermediate Holding, LLC	Revolver Loan	9.14%	1M SOFR / 0.75%	5.50%	7/29/2031	299,979	81,842	80,729	6
Coupa Holdings, LLC	Delayed Draw Term Loan	8.90%	3M SOFR / 0.75%	5.25%	2/27/2030	78,521	75,539	75,380
Coupa Holdings, LLC	Term Loan	8.91%	3M SOFR / 0.75%	5.25%	2/27/2030	874,974	841,681	839,975
Coupa Holdings, LLC	Revolver Loan	8.90%	3M SOFR / 0.75%	5.25%	2/27/2029	58,891	37,075	36,905	6
CraneTech USA Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.00%	1.00%	6/17/2032	145,485	(1,454)	(1,455)	6,7
CraneTech USA Inc.	Term Loan	6.00%	3M SOFR / 0.00%	6.00%	6/17/2032	203,679	201,643	201,642

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
CraneTech USA Inc.	Revolver Loan	0.50%	3M SOFR / 0.00%	0.50%	6/17/2032	36,371	(364)	(364)	6,7
Creek Parent, Inc.	Term Loan	8.64%	1M SOFR / 0.75%	5.00%	12/18/2031	1,064,412	1,036,758	1,036,468
Creek Parent, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	12/18/2031	154,906	(3,522)	(3,555)	6,7
Crete PA Holdco, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	11/26/2030	314,681	(1,381)	1,542	6,7
Crete PA Holdco, LLC	Delayed Draw Term Loan	8.41%	3M SOFR / 1.00%	4.75%	11/26/2030	2,087,385	2,078,669	2,097,613
Crete PA Holdco, LLC	Delayed Draw Term Loan	8.65%	3M SOFR / 1.00%	5.00%	11/26/2030	2,096,877	388,474	407,874	6
CRH Healthcare Purchaser, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	9/17/2031	844,131	(655)	(4,980)	6,7
CRH Healthcare Purchaser, Inc.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	9/17/2031	337,652	(1,729)	(1,992)	6,7
CRH Healthcare Purchaser, Inc.	Term Loan	8.99%	3M SOFR / 1.00%	5.25%	9/17/2031	3,686,321	3,666,959	3,664,572
CSHC Buyerco, LLC	Term Loan	8.73%	3M SOFR / 0.75%	5.00%	4/29/2033	612,317	606,393	606,194
CSHC Buyerco, LLC	Delayed Draw Term Loan	8.73%	3M SOFR / 0.75%	5.00%	4/29/2033	130,628	51,793	51,761	6
CSHC Buyerco, LLC	Revolver Loan	0.50%	6M SOFR / 0.75%	0.50%	4/29/2033	114,299	(1,116)	(1,143)	6,7
CT Technologies Intermediate Holdings, Inc.	Term Loan	8.39%	1M SOFR / 0.75%	4.75%	9/2/2031	1,516,494	1,514,222	1,515,432
CT Technologies Intermediate Holdings, Inc.	Delayed Draw Term Loan	0.00%	6M SOFR / 0.75%	0.00%	9/2/2031	104,462	-	(73)	6,7
Cub Financing Intermediate, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.50%	1.00%	6/28/2030	1,766,465	(15,587)	(18,548)	6,7
Currier Plastics Acquisition, LLC	Term Loan	8.41%	3M SOFR / 1.00%	4.75%	9/19/2031	314,543	312,384	312,844
Currier Plastics Acquisition, LLC	Delayed Draw Term Loan	1.00%	1M SOFR / 1.00%	1.00%	9/19/2031	240,091	(1,669)	(1,296)	6,7
Currier Plastics Acquisition, LLC	Delayed Draw Term Loan	8.41%	3M SOFR / 1.00%	4.75%	9/19/2031	277,113	275,211	275,616
Currier Plastics Acquisition, LLC	Term Loan	8.41%	3M SOFR / 1.00%	4.75%	9/19/2031	291,446	289,446	289,872
Currier Plastics Acquisition, LLC	Revolver Loan	0.50%	1M SOFR / 1.00%	0.50%	9/19/2031	96,036	(669)	(519)	6,7
DCCM, LLC	Delayed Draw Term Loan	8.39%	1M SOFR / 0.75%	4.75%	6/24/2032	2,291,522	48,774	47,955	6
DCCM, LLC	Term Loan	8.39%	1M SOFR / 0.75%	4.75%	6/24/2032	4,650,993	4,610,941	4,609,134
DCCM, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	6/24/2032	916,678	(7,896)	(8,250)	6,7
DecisionPoint Technologies, Inc.	Delayed Draw Term Loan	8.99%	3M SOFR / 1.00%	5.25%	8/31/2029	2,211,455	2,198,105	2,189,341
DecisionPoint Technologies, Inc.	Term Loan	8.99%	3M SOFR / 1.00%	5.25%	8/31/2029	977,422	971,452	967,648
Denali Intermediate Holdings, Inc.	Term Loan	9.15%	1M SOFR / 0.00%	5.50%	8/26/2032	4,360,619	4,322,458	4,323,118

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Denali Intermediate Holdings, Inc.	Revolver Loan	9.12%	1M SOFR / 0.75%	5.50%	8/26/2032	438,253	75,030	75,117	6
Denali Topco LLC	Delayed Draw Term Loan	0.75%	3M SOFR / 0.75%	0.75%	8/26/2032	2,729,065	-	(24,562)	6,7
Denali Topco LLC	Term Loan	8.41%	3M SOFR / 0.75%	4.75%	8/26/2032	9,232,425	9,232,426	9,149,334
Denali Topco LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/26/2032	1,309,951	-	(11,790)	6,7
Designs for Health, Inc.	Revolver Loan	8.24%	3M SOFR / 0.75%	4.50%	10/16/2030	350,184	62,647	62,473	6
Designs for Health, Inc.	Term Loan	8.18%	3M SOFR / 0.75%	4.50%	10/16/2030	1,309,905	1,298,879	1,297,985
DigiCert, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	7/10/2030	577,414	(7,038)	(14,840)	6,7
DigiCert, Inc.	Term Loan	9.39%	1M SOFR / 0.75%	5.75%	7/10/2030	7,940,794	7,841,648	7,736,715
Discovery SL Management, LLC	Term Loan	8.66%	3M SOFR / 1.00%	5.00%	3/18/2030	462,546	459,112	459,077
Discovery SL Management, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	3/18/2030	29,916	(75)	(75)	6,7
Diversis Tempo HoldCo, LLC	Term Loan	9.95%	3M SOFR / 0.75%	6.25%	8/22/2031	2,551,507	2,523,791	2,502,263
Durare Bidco, LLC	Delayed Draw Term Loan	8.43%	3M SOFR / 0.50%	4.75%	8/9/2032	966,300	407,799	390,385	6
Durare Bidco, LLC	Term Loan	8.40%	3M SOFR / 0.50%	4.75%	8/9/2032	3,671,938	3,671,938	3,644,399
Durare Bidco, LLC	Revolver Loan	0.50%	3M SOFR / 0.50%	0.50%	8/9/2032	463,824	43	(3,479)	6,7
Dwyer Instruments, LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.00%	4.75%	7/21/2027	116,125	116,125	116,125
Dwyer Instruments, LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.75%	4.75%	7/20/2029	34,967	34,967	34,967
Dwyer Instruments, LLC	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	7/20/2029	279,013	279,013	279,013
Dwyer Instruments, LLC	Term Loan	8.48%	3M SOFR / 0.00%	4.75%	7/20/2029	691,792	691,792	691,792
Dwyer Instruments, LLC	Revolver Loan	8.49%	3M SOFR / 0.75%	4.75%	7/20/2029	130,132	110,342	110,342
Dwyer Instruments, LLC	Delayed Draw Term Loan	8.45%	3M SOFR / 0.00%	4.75%	7/20/2029	359,567	359,567	359,567
Dwyer Instruments, LLC	Term Loan	8.48%	3M SOFR / 0.00%	4.75%	7/20/2029	312,777	312,777	312,777
Elder Care Opco LLC	Delayed Draw Term Loan	8.73%	3M SOFR / 1.50%	5.00%	7/31/2030	656,772	128,812	128,333	6
Elder Care Opco LLC	Term Loan	8.48%	3M SOFR / 1.50%	4.75%	7/31/2030	1,048,848	1,041,097	1,038,780
Elder Care Opco LLC	Revolver Loan	0.50%	3M SOFR / 1.50%	0.50%	7/31/2030	197,032	(1,413)	(1,891)	6,7
Empower Payments Investor, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	3/12/2031	69,504	(322)	(653)	6,7
Empower Payments Investor, LLC	Term Loan	8.39%	1M SOFR / 0.75%	4.75%	3/12/2031	313,512	312,155	310,565

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Empower Payments Investor, LLC	Delayed Draw Term Loan	8.14%	1M SOFR / 0.75%	4.50%	3/12/2031	661,836	656,263	649,989
Empower Payments Investor, LLC	Term Loan	8.14%	1M SOFR / 0.75%	4.50%	3/12/2031	2,200,576	2,180,793	2,161,186
Epika Fleet Services, Inc.	Delayed Draw Term Loan	8.92%	3M SOFR / 0.75%	5.25%	2/17/2028	3,916,816	180,953	177,070	6
ESP Associates, Inc.	Delayed Draw Term Loan	8.97%	1M SOFR / 1.50%	5.25%	4/14/2031	288,583	263,067	262,970	6
ESP Associates, Inc.	Revolver Loan	0.50%	3M SOFR / 1.50%	0.50%	7/24/2028	82,643	(746)	(826)	6,7
ESP Associates, Inc.	Term Loan	8.98%	3M SOFR / 1.50%	5.25%	7/24/2028	540,997	535,836	535,587
EVDR Purchaser, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	2/14/2031	86,147	(830)	(861)	6,7
EVDR Purchaser, Inc.	Term Loan	8.14%	1M SOFR / 0.75%	4.50%	2/14/2031	504,478	501,028	499,433
EVDR Purchaser, Inc.	Revolver Loan	8.11%	1M SOFR / 0.75%	4.50%	2/14/2031	51,688	15,868	15,851	6
Everbridge Holdings, LLC	Term Loan	8.68%	3M SOFR / 0.75%	5.00%	7/2/2031	912,087	912,087	907,983
Everbridge Holdings, LLC	Delayed Draw Term Loan	8.68%	3M SOFR / 0.75%	5.00%	7/2/2031	926,452	359,837	355,668	6
Everbridge Holdings, LLC	Revolver Loan	0.38%	6M SOFR / 0.75%	0.38%	7/2/2031	372,773	-	(1,677)	6,7
FirstCall Mechanical Group, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	6/27/2031	5,732,640	(85,350)	(85,990)	6,7
Force Electrical Buyerco, LLC	Delayed Draw Term Loan	8.18%	3M SOFR / 0.75%	4.50%	10/21/2032	471,432	92,556	92,511	6
Force Electrical Buyerco, LLC	Revolver Loan	8.24%	3M SOFR / 0.75%	4.50%	10/21/2032	94,286	41,594	41,571	6
Force Electrical Buyerco, LLC	Term Loan	8.17%	3M SOFR / 0.75%	4.50%	10/21/2032	275,882	273,500	273,371
Fullsteam Operations LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	8/8/2031	499,856	(4,202)	(6,998)	6,7
Fullsteam Operations LLC	Term Loan	8.90%	3M SOFR / 0.75%	5.25%	8/8/2031	1,499,568	1,486,535	1,478,574
Fullsteam Operations LLC	Revolver Loan	8.86%	1M SOFR / 0.75%	5.25%	8/8/2031	166,619	52,751	51,818	6
Galway Borrower LLC	Term Loan	8.23%	3M SOFR / 0.75%	4.50%	9/29/2028	680,747	671,119	670,536
Galway Borrower LLC	Revolver Loan	8.24%	3M SOFR / 0.75%	4.50%	9/29/2028	49,479	15,012	14,967	6
GC Waves Holdings, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	10/4/2030	21,604	-	(6)	6,7
GC Waves Holdings, Inc.	Delayed Draw Term Loan	8.14%	1M SOFR / 0.75%	4.50%	10/4/2030	249,656	249,656	249,581
GC Waves Holdings, Inc.	Term Loan	8.14%	1M SOFR / 0.75%	4.50%	10/4/2030	397,382	397,382	397,263
GC Waves Holdings, Inc.	Delayed Draw Term Loan	8.14%	1M SOFR / 0.75%	4.50%	10/4/2030	319,828	113,640	113,246	6
GMF Parent, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	12/20/2032	130,047	(1,207)	(1,808)	6,7

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
GMF Parent, Inc.	Term Loan	8.18%	3M SOFR / 0.75%	4.50%	12/20/2032	460,512	456,179	454,111
GMF Parent, Inc.	Revolver Loan	8.17%	3M SOFR / 0.75%	4.50%	12/20/2032	71,526	5,835	5,508	6
Greenwood Operating Group, LLC	Term Loan	9.23%	3M SOFR / 1.00%	5.50%	5/7/2031	989,865	971,838	970,067
Greenwood Operating Group, LLC	Revolver Loan	11.25%	3M SOFR / 1.00%	4.50%	5/7/2031	375,417	163,358	163,244	6
Guava Buyer LLC	Delayed Draw Term Loan	9.16%	3M SOFR / 1.00%	5.50%	8/12/2032	713,345	299,501	291,491	6
Guava Buyer LLC	Term Loan	9.14%	3M SOFR / 1.00%	5.50%	8/12/2032	6,020,849	5,913,886	5,846,846
Guava Buyer LLC	Revolver Loan	9.15%	3M SOFR / 1.00%	5.50%	8/12/2030	716,498	45,493	36,613	6
Hardenbergh Group, Inc.	Term Loan	9.73%	3M SOFR / 2.00%	6.00%	8/7/2028	147,598	146,456	146,358
Hardenbergh Group, Inc.	Term Loan	9.73%	3M SOFR / 2.00%	6.00%	8/7/2028	638,951	634,349	633,520
Harris & Co. LLC	Delayed Draw Term Loan	8.87%	1M SOFR / 1.00%	5.25%	8/9/2030	11,077,182	8,307,250	8,286,355	6
Harris & Co. LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	8/9/2030	837,122	(5,068)	(6,781)	6,7
Ideal Components Acquisition, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	6/30/2032	772,211	(6,643)	(7,413)	6,7
Ideal Components Acquisition, LLC	Term Loan	8.64%	1M SOFR / 0.75%	5.00%	6/30/2032	4,172,730	4,135,660	4,132,672
Ideal Components Acquisition, LLC	Revolver Loan	8.64%	1M SOFR / 0.75%	5.00%	6/30/2032	643,510	243,322	242,646	6
IG Investments Holdings, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	9/22/2028	67,257	(599)	(484)	6,7
IG Investments Holdings, LLC	Term Loan	8.66%	3M SOFR / 0.75%	5.00%	9/22/2028	608,089	602,660	603,711
Igloo Group Parent, Inc.	Term Loan	8.73%	3M SOFR / 1.00%	5.00%	12/23/2031	3,687,434	3,634,901	3,598,198
Integrated Power Services Holdings, Inc.	Revolver Loan	8.51%	1M SOFR / 0.75%	4.75%	11/22/2030	179,574	8,210	8,135	6
Integrated Power Services Holdings, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	11/22/2031	324,143	(808)	(875)	6,7
Integrated Power Services Holdings, Inc.	Term Loan	8.52%	1M SOFR / 0.75%	4.75%	11/22/2031	780,051	778,630	777,945
IVX Health Holdings, Inc.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	6/7/2030	106,685	(507)	(533)	6,7
IVX Health Holdings, Inc.	Term Loan	8.73%	3M SOFR / 1.00%	5.00%	6/7/2030	1,180,982	1,175,081	1,175,077
Kelso Industries LLC	Delayed Draw Term Loan	5.75%	3M SOFR / 1.00%	5.75%	12/30/2029	1,587,262	(15,435)	(18,254)	6,7
Kelso Industries LLC	Term Loan	9.42%	3M SOFR / 1.00%	5.75%	12/30/2029	721,538	714,707	712,735
LeadVenture, Inc.	Delayed Draw Term Loan	8.73%	3M SOFR / 0.75%	5.00%	6/23/2032	1,035,917	495,243	485,350	6
LeadVenture, Inc.	Term Loan	8.73%	3M SOFR / 0.75%	5.00%	6/23/2032	5,412,237	5,375,276	5,325,100

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
LeadVenture, Inc.	Revolver Loan	8.62%	1M SOFR / 0.75%	5.00%	6/23/2032	519,346	23,995	19,009	6
Lighthouse Technologies Holding Corp.	Term Loan	8.48%	3M SOFR / 1.00%	4.75%	12/31/2029	4,293,475	4,276,777	4,234,225
Lighthouse Technologies Holding Corp.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	12/31/2029	291,544	(1,279)	(4,023)	6,7
Lindstrom, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	12/30/2032	218,532	(3,056)	(3,606)	6,7
Lindstrom, LLC	Term Loan	9.24%	3M SOFR / 0.75%	5.50%	12/30/2032	1,476,855	1,456,259	1,452,487
LJ Avalon Holdings, LLC	Delayed Draw Term Loan	8.39%	3M SOFR / 1.00%	4.75%	2/1/2030	2,218,986	2,200,834	2,192,137
LJ Avalon Holdings, LLC	Delayed Draw Term Loan	8.14%	3M SOFR / 1.00%	4.50%	2/1/2030	306,094	144,955	144,338	6
LJ Avalon Holdings, LLC	Revolver Loan	8.42%	3M SOFR / 1.00%	4.75%	2/1/2029	446,420	50,227	48,838	6
Machine Sciences Corporation	Delayed Draw Term Loan	8.48%	3M SOFR / 1.00%	4.75%	3/31/2032	1,565,906	1,554,764	1,550,247
Machine Sciences Corporation	Delayed Draw Term Loan	8.48%	3M SOFR / 1.00%	4.75%	3/31/2032	32,966	(243)	(247)	6,7
Machine Sciences Corporation	Term Loan	8.48%	3M SOFR / 1.00%	4.75%	3/31/2032	1,643,516	1,631,605	1,631,190
Machine Sciences Corporation	Term Loan	8.48%	3M SOFR / 1.00%	4.75%	3/31/2032	1,338,850	1,329,241	1,325,461
Machine Sciences Corporation	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	3/31/2032	223,701	(1,607)	(2,237)	6,7
MB2 Dental Solutions, LLC	Delayed Draw Term Loan	9.65%	1M SOFR / 0.75%	6.00%	2/13/2031	72,515	19,770	19,806	6
Med Learning Group, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	12/30/2027	349,839	(2,168)	(2,589)	6,7
Med Learning Group, LLC	Term Loan	9.48%	3M SOFR / 1.00%	5.75%	12/30/2027	2,978,526	2,959,433	2,956,484
Medrina, LLC	Delayed Draw Term Loan	9.70%	6M SOFR / 1.00%	6.00%	10/20/2029	1,187,179	625,170	621,220	6
Medrina, LLC	Term Loan	9.64%	1M SOFR / 1.00%	6.00%	10/20/2029	2,028,625	2,003,146	1,996,370
Michael Baker International, LLC	Term Loan	8.23%	3M SOFR / 0.75%	4.50%	12/1/2028	1,277,345	1,243,246	1,242,346
MoboTrex, LLC	Delayed Draw Term Loan	8.73%	3M SOFR / 1.00%	5.00%	6/6/2031	373,923	59,195	58,116	6
MoboTrex, LLC	Revolver Loan	8.73%	3M SOFR / 1.00%	5.00%	6/7/2030	106,924	34,940	34,615	6
MoboTrex, LLC	Term Loan	8.70%	3M SOFR / 1.00%	5.00%	6/7/2030	558,542	554,837	553,180
Moonlight Parent, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	9/9/2032	732,202	(6,486)	(7,688)	6,7
Moonlight Parent, Inc.	Term Loan	8.41%	3M SOFR / 0.75%	4.75%	9/9/2032	2,695,602	2,672,610	2,667,299
Moonlight Parent, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	9/9/2032	439,321	(3,898)	(4,613)	6,7
mPulse Mobile, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	8/26/2032	550,831	(3,636)	(4,572)	6,7

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
mPulse Mobile, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/26/2032	826,246	(5,451)	(6,858)	6,7
mPulse Mobile, Inc.	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	8/26/2032	5,754,802	5,716,979	5,707,037
Ne Ortho Management Services, LLC	Delayed Draw Term Loan	8.74%	3M SOFR / 1.00%	5.00%	12/13/2030	979,176	266,431	264,916	6
Ne Ortho Management Services, LLC	Revolver Loan	8.74%	3M SOFR / 1.00%	5.00%	12/13/2030	61,199	11,685	11,585	6
NS and Associates LLC	Term Loan	8.67%	3M SOFR / 1.00%	5.00%	8/6/2030	7,692,459	7,645,489	7,627,842
NS and Associates LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	8/6/2030	696,161	(4,248)	(5,848)	6
OSR Opco LLC	Revolver Loan	9.18%	3M SOFR / 1.50%	5.50%	3/15/2029	560,463	320,919	318,063	6
OSR Opco LLC	Term Loan	9.14%	1M SOFR / 1.50%	5.50%	3/15/2029	1,677,185	1,659,424	1,652,017	6
Owl Cyber Defense Solutions, LLC	Delayed Draw Term Loan	9.39%	1M SOFR / 1.00%	5.75%	9/11/2029	785,791	776,359	773,533
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	10/15/2032	962,538	(8,652)	(5,101)	6,7
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	7/9/2032	705,903	(5,247)	(7,271)	6,7
Packaging Coordinators Midco, Inc.	Term Loan	8.66%	3M SOFR / 0.75%	5.00%	7/9/2032	4,416,695	4,370,480	4,360,161
Packaging Coordinators Midco, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	7/9/2032	739,597	(7,414)	(8,505)	6,7
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	0.00%	3M SOFR / 0.75%	0.00%	10/15/2032	939,062	-	(7,325)	6,7
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	8.66%	3M SOFR / 0.75%	5.00%	7/9/2032	101,404	83,436	83,406	6
Pave America Holding, LLC	Term Loan	8.98% / 2.88%	3M SOFR / 0.75%	5.25%	8/27/2032	2,637,404	2,616,481	2,606,019	9
Pave America Holding, LLC	Delayed Draw Term Loan	8.93%	3M SOFR / 0.75%	5.25%	8/27/2032	904,355	445,457	442,590	6
Pave America Holding, LLC	Revolver Loan	8.43%	3M SOFR / 0.75%	4.75%	8/27/2032	676,506	332,307	330,202	6
Pavement Preservation Acquisition, LLC	Term Loan	8.89%	1M SOFR / 1.00%	5.25%	8/9/2030	2,647,187	2,595,816	2,594,243
Pavement Preservation Acquisition, LLC	Revolver Loan	8.91%	3M SOFR / 1.00%	5.25%	8/9/2030	433,176	160,530	160,275	6
Pediatric Home Respiratory Services, LLC	Term Loan	9.29%	6M SOFR / 0.75%	5.50%	12/23/2030	840,142	838,154	837,285
PestCo, LLC	Delayed Draw Term Loan	8.41%	3M SOFR / 1.00%	4.75%	8/6/2030	857,400	854,006	851,827
PestCo, LLC	Revolver Loan	10.50%	3M SOFR / 1.00%	3.75%	8/6/2030	344,268	93,261	92,436	6
PestCo, LLC	Term Loan	8.41%	3M SOFR / 1.00%	4.75%	8/6/2030	3,895,222	3,880,541	3,869,903
PGI Parent LLC	Term Loan	8.68%	3M SOFR / 1.00%	5.00%	12/31/2031	3,617,449	3,547,147	3,545,100
PGI Parent LLC	Term Loan	8.73%	3M SOFR / 1.00%	5.00%	12/31/2031	472,705	468,465	467,269

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
PGI Parent LLC	Revolver Loan	10.75%	3M SOFR / 1.00%	4.00%	12/31/2031	272,721	86,102	85,963	6
Play Holdings, Inc.	Term Loan	9.23%	3M SOFR / 0.75%	5.50%	10/29/2031	5,007,478	4,940,608	4,911,835
Play Holdings, Inc.	Revolver Loan	9.24%	3M SOFR / 0.75%	5.50%	10/29/2030	311,297	67,760	65,892	6
Point Quest Group, Inc.	Delayed Draw Term Loan	8.48%	3M SOFR / 0.75%	4.75%	11/13/2031	127,135	16,183	16,008	6
Point Quest Group, Inc.	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	11/13/2031	835,169	831,347	830,325
Point Quest Group, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	11/13/2031	76,306	(341)	(443)	6,7
Portage Point Partners, LLC	Term Loan	8.66%	3M SOFR / 0.75%	5.00%	5/2/2033	2,003,773	1,993,754	1,988,745
Portage Point Partners, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	5/2/2033	267,170	(1,307)	(2,004)	6,7
Premise Health Holding Corp.	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	11/8/2032	153,572	151,309	151,268
Premise Health Holding Corp.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	11/6/2031	18,212	(269)	(273)	6,7
Prestige Employee Administrators, LLC	Term Loan	8.17%	3M SOFR / 1.25%	4.50%	1/14/2030	466,199	462,236	460,605
Prestige Employee Administrators, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.25%	1.00%	1/14/2030	255,568	(2,197)	(3,067)	6,7
PTSH Intermediate Holdings, LLC	Term Loan	8.73%	3M SOFR / 0.75%	5.00%	1/8/2033	1,035,791	1,026,313	1,024,811
Puma Buyer, LLC	Term Loan	7.98%	3M SOFR / 0.50%	4.25%	3/29/2032	3,025,694	3,011,803	3,011,776
Puma Buyer, LLC	Revolver Loan	0.38%	3M SOFR / 0.50%	0.38%	3/29/2032	593,925	(2,690)	(2,732)	6,7
Redwood Services Group, LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 0.00%	4.75%	2/13/2033	440,289	70,231	68,174	6
REP TEC Intermediate Holdings, Inc	Term Loan	8.73%	3M SOFR / 1.00%	5.00%	5/30/2031	4,937,391	4,915,900	4,932,947
REP TEC Intermediate Holdings, Inc	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	5/30/2031	739,537	(3,273)	(4,437)	6,7
Rocket Youth Brands HoldCo LLC	Delayed Draw Term Loan	8.48%	3M SOFR / 1.00%	4.75%	6/20/2031	932,299	255,256	254,801	6
Rocket Youth Brands HoldCo LLC	Term Loan	8.48%	3M SOFR / 1.00%	4.75%	6/20/2031	932,812	928,646	926,936
Rocket Youth Brands HoldCo LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	6/20/2031	139,922	(585)	(882)	6,7
RPM Purchaser, Inc.	Delayed Draw Term Loan	10.01%	1M SOFR / 2.00%	6.25%	9/11/2028	117,490	68,519	68,771	6
Saab Purchaser, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	11/12/2031	1,485,614	(6,487)	(20,799)	6,7
Saab Purchaser, Inc.	Term Loan	8.23%	3M SOFR / 0.75%	4.50%	11/12/2031	1,535,134	1,528,291	1,513,643
Saab Purchaser, Inc.	Revolver Loan	0.38%	3M SOFR / 0.75%	0.38%	11/12/2031	198,082	(865)	(2,773)	6,7
Safari Borrower, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 2.00%	1.00%	2/3/2031	201,675	(2,847)	(3,186)	6,7

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Safari Borrower, LLC	Revolver Loan	0.50%	3M SOFR / 2.00%	0.50%	2/3/2031	33,612	(474)	(531)	6,7
Safari Borrower, LLC	Term Loan	9.37%	1M SOFR / 2.00%	5.75%	2/3/2031	569,984	561,832	560,978
Sagebrush Buyer, LLC	Term Loan	8.39%	1M SOFR / 1.00%	4.75%	7/1/2030	1,314,905	1,302,827	1,301,361
Sagebrush Buyer, LLC	Term Loan	8.39%	1M SOFR / 1.00%	4.75%	7/1/2030	821,815	814,267	813,351
Salisbury House, LLC	Term Loan	8.39%	1M SOFR / 0.75%	4.75%	8/18/2032	1,692,981	1,685,993	1,682,145
Salisbury House, LLC	Delayed Draw Term Loan	8.39%	1M SOFR / 0.75%	4.75%	8/18/2032	342,122	80,598	79,920	6
Salisbury House, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/18/2032	228,082	(1,012)	(1,460)	6,7
Salute Mission Critical, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	11/30/2029	954,897	(4,106)	(2,387)	6,7
Salute Mission Critical, LLC	Term Loan	8.78%	1M SOFR / 1.00%	5.14%	11/30/2029	599,409	597,117	594,914
SCP WQS Buyer, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.50%	1.00%	6/30/2033	1,230,225	-	-	6,7
SCP WQS Buyer, LLC	Term Loan	8.73%	3M SOFR / 0.50%	5.00%	6/30/2033	2,054,475	2,054,475	2,054,475
SCP WQS Buyer, LLC	Revolver Loan	0.50%	3M SOFR / 0.50%	0.50%	6/30/2033	246,045	-	-	6,7
Seahawk Buyer, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.50%	1.00%	4/30/2032	600,403	(1,167)	(2,702)	6,7
Seahawk Buyer, LLC	Term Loan	8.87%	1M SOFR / 1.50%	5.25%	4/30/2032	837,772	830,363	828,137
Seahawk Buyer, LLC	Revolver Loan	8.87%	1M SOFR / 1.50%	5.25%	4/30/2032	167,554	39,022	38,565	6
SkyMark Refuelers, LLC	Delayed Draw Term Loan	8.17%	3M SOFR / 0.75%	4.50%	12/16/2032	615,492	609,771	606,575
SkyMark Refuelers, LLC	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	12/16/2032	1,659,766	(15,569)	(24,047)	6,7
SkyMark Refuelers, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	12/16/2032	681,215	(6,311)	(9,869)	6,7
SkyMark Refuelers, LLC	Term Loan	8.17%	3M SOFR / 0.75%	4.50%	12/16/2032	2,718,048	2,692,780	2,678,669
Skyrodema Bidco, LLC	Delayed Draw Term Loan	0.00%	3M SOFR / 0.75%	0.00%	3/9/2033	149,239	(357)	(164)	6,7
Skyrodema Bidco, LLC	Term Loan	8.48%	3M SOFR / 0.75%	4.75%	3/9/2033	820,729	818,678	819,826
Socket Holdings Corporation	Delayed Draw Term Loan	8.14%	1M SOFR / 0.75%	4.50%	3/31/2031	919,350	328,688	326,063	6
Southern Orthodontic Partners Management, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	7/27/2029	76,891	-	-	6,7
Southern Orthodontic Partners Management, LLC	Revolver Loan	8.41%	3M SOFR / 1.00%	4.75%	7/27/2029	20,507	4,785	4,785	6
Southern Orthodontic Partners Management, LLC	Term Loan	8.48%	3M SOFR / 1.00%	4.75%	7/27/2029	493,281	493,281	493,281
Springline Advisory Intermediate, LLC	Delayed Draw Term Loan	8.91%	3M SOFR / 1.00%	5.25%	12/1/2031	2,174,739	2,159,430	2,157,341

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Springline Advisory Intermediate, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	12/1/2031	290,062	(1,973)	(2,320)	6,7
Springline Advisory Intermediate, LLC	Term Loan	8.91%	3M SOFR / 1.00%	5.25%	12/1/2031	260,403	258,556	258,320
Springline Advisory Intermediate, LLC	Delayed Draw Term Loan	8.92%	3M SOFR / 1.00%	5.25%	1/14/2030	377,958	145,446	145,325	6
SRP Eagle Buyer Inc	Delayed Draw Term Loan	0.00%	3M SOFR / 1.50%	0.00%	12/8/2031	1,488,550	(13,507)	(16,374)	6,7
SRP Eagle Buyer Inc	Term Loan	8.48%	3M SOFR / 1.50%	4.75%	12/8/2031	2,517,882	2,494,767	2,490,186
SRP Eagle Buyer Inc	Revolver Loan	0.50%	3M SOFR / 1.50%	0.50%	12/8/2031	595,420	(5,411)	(6,550)	6,7
Straine Dental Management, LLC	Delayed Draw Term Loan	10.96%	1M SOFR / 2.00%	7.24%	11/25/2030	229,362	5,401	5,470	6
Straine Dental Management, LLC	Term Loan	11.14%	1M SOFR / 2.00%	7.42%	11/25/2030	657,694	651,491	651,775
SV Newco 2, Inc.	Delayed Draw Term Loan	8.73%	3M SOFR / 0.75%	5.00%	6/2/2031	2,213,208	715,187	702,693	6
SV Newco 2, Inc.	Term Loan	8.73%	3M SOFR / 0.75%	5.00%	6/2/2031	719,388	716,297	712,195
SV Newco 2, Inc.	Delayed Draw Term Loan	8.70%	3M SOFR / 0.75%	5.00%	6/2/2031	400,978	398,633	396,968
SV Newco 2, Inc.	Term Loan	8.73%	3M SOFR / 0.75%	5.00%	6/2/2031	699,601	695,266	692,605
SV Newco 2, Inc.	Revolver Loan	8.62%	1M SOFR / 0.75%	5.00%	6/2/2031	257,430	88,329	87,328	6
Syndigo LLC	Term Loan	8.67%	3M SOFR / 0.75%	5.00%	9/2/2032	8,847,601	8,773,169	8,762,665
Syndigo LLC	Revolver Loan	8.67%	3M SOFR / 0.75%	5.00%	9/2/2032	1,195,170	180,645	179,753	6
Tank Holding Corp.	Term Loan	9.74%	1M SOFR / 0.75%	6.00%	3/31/2028	26,072	23,724	24,851
Tank Holding Corp.	Delayed Draw Term Loan	9.74%	1M SOFR / 0.75%	6.00%	3/31/2028	11,302	10,285	10,773
Tank Holding Corp.	Term Loan	9.49%	1M SOFR / 0.75%	5.75%	3/31/2028	334,045	304,046	318,399
Tau Buyer, LLC	Delayed Draw Term Loan	8.73% / 2.50%	3M SOFR / 0.75%	5.00%	2/2/2032	139,379	139,069	138,180	9
Tau Buyer, LLC	Revolver Loan	8.24%	3M SOFR / 0.75%	4.50%	2/2/2032	78,198	30,055	29,564	6
Tau Buyer, LLC	Term Loan	8.73% / 2.50%	3M SOFR / 0.75%	5.00%	2/2/2032	607,143	605,798	602,286	9
Transgo, LLC	Term Loan	8.89%	1M SOFR / 2.00%	5.25%	12/29/2028	465,257	463,185	463,675
Transgo, LLC	Revolver Loan	0.50%	3M SOFR / 2.00%	0.50%	12/29/2028	47,504	(211)	(162)	6,7
Trintech Inc.	Delayed Draw Term Loan	0.75%	3M SOFR / 0.75%	0.75%	1/28/2033	165,373	(1,562)	(2,944)	6,7
Trintech Inc.	Term Loan	8.39%	1M SOFR / 0.75%	4.75%	1/28/2033	992,237	983,157	974,576
Trintech Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	1/28/2033	124,030	(1,171)	(2,208)	6,7

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Truck-Lite Co., LLC	Term Loan	8.41%	3M SOFR / 0.75%	4.75%	2/13/2032	86,281	85,521	85,418
Truck-Lite Co., LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	2/13/2031	30,881	(295)	(309)	6,7
Truck-Lite Co., LLC	Term Loan	8.41%	3M SOFR / 0.75%	4.75%	2/13/2032	298,730	295,840	295,743
Truck-Lite Co., LLC	Delayed Draw Term Loan	8.43%	3M SOFR / 0.75%	4.75%	2/13/2032	6,436	6,374	6,372
Truck-Lite Co., LLC	Delayed Draw Term Loan	8.42%	3M SOFR / 0.75%	4.75%	2/13/2032	835,730	319,407	321,493	6
Truck-Lite Co., LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	2/13/2032	416,064	(5,200)	(4,161)	6,7
U.S. Urology Partners, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	4/8/2032	1,687,164	(18,820)	(22,945)	6,7
U.S. Urology Partners, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	4/8/2032	1,235,386	(18,116)	(18,531)	6,7
Upland Software, Inc.	Revolver Loan	0.50%	3M SOFR / 1.50%	0.50%	7/25/2031	826,923	(8,758)	(15,215)	6,7
Upland Software, Inc.	Term Loan	9.73%	3M SOFR / 1.50%	6.00%	7/25/2031	6,328,052	6,259,910	6,211,616
USIC Holdings, Inc.	Term Loan	9.17%	3M SOFR / 0.75%	5.50%	9/10/2031	2,753,099	2,714,208	2,710,150
USIC Holdings, Inc.	Revolver Loan	8.93%	3M SOFR / 0.75%	5.25%	9/10/2031	355,730	314,051	313,592	6
USIC Holdings, Inc.	Delayed Draw Term Loan	9.17%	3M SOFR / 0.75%	5.50%	9/10/2031	163,543	129,423	129,189	6
Vacation Rental Brands, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	5/6/2032	432,794	(4,315)	(4,025)	6,7
Vacation Rental Brands, LLC	Term Loan	8.98%	3M SOFR / 1.00%	5.25%	5/6/2032	386,730	383,302	383,133
Vacation Rental Brands, LLC	Term Loan	8.98%	3M SOFR / 1.00%	5.25%	5/6/2032	1,473,891	1,459,880	1,459,594
Vacation Rental Brands, LLC	Term Loan	8.98%	3M SOFR / 1.00%	5.25%	5/6/2032	578,660	573,158	578,660
Valkyrie Buyer, LLC	Delayed Draw Term Loan	8.98%	3M SOFR / 1.00%	5.25%	5/6/2031	14,224	14,002	13,996
Valkyrie Buyer, LLC	Delayed Draw Term Loan	8.91%	3M SOFR / 0.75%	5.25%	5/6/2031	28,612	19,538	19,528	6
Valkyrie Buyer, LLC	Delayed Draw Term Loan	8.91%	3M SOFR / 1.00%	5.25%	5/6/2031	14,294	14,069	14,065
Valkyrie Buyer, LLC	Delayed Draw Term Loan	8.98%	3M SOFR / 0.75%	5.25%	5/6/2031	410,414	11,107	9,357	6
Valkyrie Buyer, LLC	Revolver Loan	8.95%	3M SOFR / 0.75%	5.25%	5/6/2030	118,640	25,007	24,390	6
Valkyrie Buyer, LLC	Term Loan	8.98%	3M SOFR / 1.00%	5.25%	5/6/2031	336,769	331,506	331,380
Vatica Health, Inc.	Revolver Loan	0.25%	3M SOFR / 0.75%	0.25%	10/29/2032	160,920	(723)	(676)	6,7
Vatica Health, Inc.	Term Loan	7.87%	3M SOFR / 0.75%	4.25%	10/29/2032	1,605,180	1,598,132	1,598,438
Vehlo Purchaser, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	5/24/2028	88,473	(524)	(885)	6,7

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Vehlo Purchaser, LLC	Delayed Draw Term Loan	8.89%	1M SOFR / 0.75%	5.25%	5/24/2028	3,405,965	3,395,356	3,374,971
VRC Companies, LLC	Term Loan	8.67%	3M SOFR / 1.00%	5.00%	6/29/2027	2,315,462	2,315,462	2,299,023
VRC Companies, LLC	Term Loan	9.16%	3M SOFR / 1.00%	5.50%	6/29/2027	215,385	214,420	214,308
VRC Companies, LLC	Term Loan	9.45%	3M SOFR / 1.00%	5.75%	6/29/2029	122,794	122,236	122,180
VRC Companies, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	6/29/2027	7,523	(33)	(38)	6,7
VRC Companies, LLC	Delayed Draw Term Loan	9.45%	3M SOFR / 1.00%	5.75%	6/29/2027	118,628	118,135	118,035
W.A. Kendall and Company, LLC	Revolver Loan	9.87%	3M SOFR / 1.00%	5.88%	4/22/2030	206,535	148,413	148,203	6
W.A. Kendall and Company, LLC	Delayed Draw Term Loan	9.74%	3M SOFR / 1.00%	5.75%	4/22/2030	1,502,002	276,362	274,461	6
W.A. Kendall and Company, LLC	Term Loan	9.74%	3M SOFR / 1.00%	5.75%	4/22/2030	993,222	983,996	984,184
W.A. Kendall and Company, LLC	Delayed Draw Term Loan	9.74%	3M SOFR / 1.00%	5.75%	4/22/2030	60,641	60,115	60,090
Wealth Enhancement Group, LLC	Delayed Draw Term Loan	7.94%	3M SOFR / 1.00%	4.25%	10/2/2028	27,199	26,894	26,885
Wealth Enhancement Group, LLC	Delayed Draw Term Loan	7.94%	3M SOFR / 1.00%	4.25%	10/2/2028	395,738	391,306	391,165
Wealth Enhancement Group, LLC	Delayed Draw Term Loan	7.94%	3M SOFR / 1.00%	4.25%	10/4/2028	40,551	40,097	40,082
Wealth Enhancement Group, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	10/2/2028	25,643	(173)	(177)	6,7
Western Smokehouse Partners, LLC	Delayed Draw Term Loan	9.12%	1M SOFR / 1.00%	5.50%	3/31/2029	438,587	107,787	106,971	6
Western Smokehouse Partners, LLC	Term Loan	9.12%	1M SOFR / 1.00%	5.50%	3/31/2029	1,312,471	1,306,618	1,304,465
Western Smokehouse Partners, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	3/31/2029	109,647	(461)	(669)	6,7
Wharf Street Ratings Acquisition LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	9/16/2032	585,925	(2,623)	(2,754)	6,7
Wharf Street Ratings Acquisition LLC	Term Loan	8.14%	1M SOFR / 0.75%	4.50%	9/16/2032	5,246,958	5,225,482	5,222,297
Wharf Street Ratings Acquisition LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	9/16/2032	604,937	(2,698)	(2,843)	6,7
WSRP Advisory LLC	Delayed Draw Term Loan	8.92%	3M SOFR / 1.00%	5.25%	2/28/2031	4,454,818	4,424,762	4,420,516
Zep Holdco Inc.	Term Loan	8.73%	3M SOFR / 1.00%	5.00%	6/30/2031	7,775,004	7,707,654	7,696,477
Zep Holdco Inc.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	6/30/2031	902,706	(5,188)	(8,305)	6
Total Direct Lending - Senior Secured Loans -North America							$279,878,494	$278,781,529
Total Direct Lending							$284,321,148	$283,223,164
Total Investments - 96.6% of NAV
Cash Equivalents - 2.5% of NAV

StepStone Private Credit Co-Investment Fund

Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class. 3.48% (7,548,437 shares)							$7,548,437	$7,548,437	8
Total Cash Equivalents							$7,548,437	$7,548,437
Other Assets in excess of liabilities - 0.9% of NAV								$2,561,094
Net Assets - 100.0%								$293,332,695

1.
Geographic region generally reflects the location of the investment manager for Investment Funds and headquarters for debt investments.
2.
Fair value was determined using significant unobservable inputs.
3.
Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.
4.
Senior secured debt investment.
5.
Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) or an alternate base rate (commonly based on the Federal Funds Rate or the U.S. Prime Rate ("PRIME")) which generally resets periodically. For each such investment, the Fund has provided the spread over SOFR and the current contractual interest rate in effect at June 30, 2026. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of June 30, 2026. As of June 30, 2026, effective rates for 1 Month SOFR, 3 Month SOFR, 6 Month SOFR and PRIME are 3.65%, 3.68%, 3.86%, and 6.75% respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of June 30, 2026. Certain investments are subject to a SOFR floor and have been provided.
6.
Investment has undrawn commitments. For private credit investments, unamortized capitalized fees reduce cost basis and may result in a negative cost. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an undrawn commitment fee.
7.
Unfunded position. Interest reflects the unfunded commitment fee rate.
8.
The rate reported is the 7-day effective yield at the period end.
9.
Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
10.
Income-producing debt investment.
The
accompanying
notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $284,321,148)	$283,223,164
Cash	908,316
Cash equivalents	7,548,437
Interest receivable	1,370,385
Receivables for investments sold	904,545
Deferred offering costs	219,809
Receivable from Advisor	50
Total assets	294,174,706

Liabilities
Management fee payable	417,773
Administration fee payable	117,581
Directors' fees payable	75,000
Audit fees payable	53,000
Accrued expenses	178,657
Total liabilities	842,011

Commitments and contingencies (Note 7)
Net Assets	$293,332,695

Components of Net Assets:
Paid-in capital	$284,572,943
Total distributable earnings (accumulated loss)	8,759,752

Net Assets	$293,332,695

Shares
Net Assets	$293,332,695
Outstanding shares (unlimited number of shares authorized)	27,909,340
Net Asset Value Per Share	$10.51

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statement of Operations
For the Six Months Ended June 30, 2026 (unaudited)

Investment Income
Non-controlled/non-affiliated investments interest income	$11,446,410
Dividend Income	147,968
Payment in-kind interest on investments in securities of unaffiliated issuers	41,710
Total investment income	11,636,088

Expenses
Management fee	770,527
Administration fee	216,436
Professional fees	166,489
Amortization of offering costs	157,007
Audit fees	80,000
Directors' fees	75,000
Custody fees	25,838
Other expenses	38,110
Total expenses	1,529,407

Net Investment Income (Loss)	$10,106,681

Net Change in Unrealized gain (loss)
Net change in unrealized appreciation (depreciation) from investments	(1,006,623)
Net Change in Unrealized gain (loss)	(1,006,623)
Net Increase (Decrease) in Net Assets from Operations	$9,100,058

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2026 (unaudited)

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025*
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$10,106,681	$5,210,472
Net realized gain on non-controlled/non-affiliated investments	—	2
Net change in unrealized appreciation (depreciation) from investments	(1,006,623)	(93,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,100,058	5,116,637
Distributions from (Distributable Earnings) Accumulated Loss	—	(5,456,943)
Change in Net Assets Resulting from Capital Share Transactions:
Proceeds from shares issued	84,676,943	199,896,000
Change in Net Assets Resulting from Capital Share Transactions	84,676,943	199,896,000
Total Increase (Decrease) in Net Assets	93,777,001	199,555,694
Net Assets
Beginning of period	199,555,694	—
End of period	$293,332,695	$199,555,694

* The Fund commenced operations on June 12, 2025.

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statement of Cash Flows
For the Six Months Ended June 30, 2026 (unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$9,100,058
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of investments	(98,701,284)
Proceeds from sales, exits and repayments of investments	13,608,050
Payment-in-kind interest capitalized	(52,033)
Accretion of original issue discount and amortized premiums on investments	(295,876)
Net change in unrealized appreciation (depreciation) from investments	1,006,623
Amortization of offering costs	157,007
(Increase) Decrease in Assets
Interest receivable	(233,320)
Receivables for investments sold	(898,271)
Increase (Decrease) in Liabilities
Management fee payable	(31,069)
Administration fee payable	(9,281)
Directors' fees payable	12,214
Audit fees payable	(107,000)
Accrued expenses	76,698
Net Cash Provided by (Used in) Operating Activities	(76,367,484)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of subscriptions received in advance	84,675,833
Distributions, net of distribution reinvestment plan and change in distributions payable	(5,456,943)
Offering costs paid	(576,816)
Net cash provided by/(used in) Financing Activities	78,642,074

Net increase (decrease) in cash and cash equivalents	2,274,590

Cash and cash equivalents
Beginning of the period	6,182,163
End of the period	$8,456,753

The accompanying notes are an integral part of these statements

StepStone Private Credit Co-Investment Fund

Financial Highlights
For the Six Months Ended June 30, 2026 (unaudited)

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025*
Per share data:
Net asset value, beginning of period	$10.13	$10.00
Net investment income (loss) (1)	0.42	0.39
Realized and unrealized gain (loss) on investment transactions (2)	(0.04)	0.02
Total from operations	0.38	0.41
Distributions from net investment income	—	(0.28)
Distributions from net realized capital gains/losses	—	—
Total increase (decrease) in net assets	0.38	0.13
Net asset value, end of period	$10.51	$10.13

Total return (3)	3.71%	4.11%
Ratios to average net assets (4), (5)
Net investment income (loss)	3.91%	4.03%

Gross expenses	0.59%	0.92%
Adviser support payments	0.00%	0.00%
Net expenses	0.59%	0.92%

Portfolio turnover rate (6)	5.45%	4.06%

(1)
Per share amounts are calculated based on the weighted average shares outstanding during the period.
(2)
Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
(3)
Total return is calculated as the change in NAV per share during the period, plus distributions per share, if any, divided by the beginning NAV per share, assuming a distribution reinvestment price in accordance with the Company’s DRIP. Total return has not been annualized for periods less than one year.
(4)
Average net assets are computed using the average balance of net assets at the end of each month of the reporting period.
(5)
Ratios do not reflect the proportionate share of income and expenses of the underlying private credit funds, if any, in which the Company invests. Ratios have not been annualized.
(6)
Portfolio turnover rate is calculated using the lesser of total sales, exits and repayments of investments or total purchases divided by the monthly average of the investments at fair value for the period reported and has not been annualized for periods less than one year. Such monthly average is calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular period and as of the end of each of the succeeding months.

*The Fund commenced operations on June 12, 2025. See Note 1 in the accompanying notes to financial statements.
The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2026 (unaudited)

1.
O
rganization
StepStone Private Credit Co-Investment Fund (the “Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on February 19, 2025 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 12, 2025 (“Commencement of Operations”).
The Fund offers an unlimited number of shares of beneficial interest (“Shares”). The Shares are offered on a continuous basis at the then-current net asset value (“NAV”) per Share. The Shares have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), and will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the 1933 Act.
The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Debt LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned business of StepStone Group Private Debt AG (“SPD AG”), serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone Group LP (“StepStone”), serves as the Fund’s investment sub-adviser (“Sub-Adviser” and, together with the
Adviser
, the "Advisers") and is responsible for the day-to-day management of the Fund’s assets and activities and will provide ongoing research regarding the Fund’s investment portfolio. The Sub-Adviser is a wholly owned subsidiary of SPD AG.
The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing at least 80% of its total assets (net assets plus borrowings for investment purposes) in private credit investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist of the Lending Strategy and Specialty Credit Strategy, each as defined in the Fund's confidential private placement memorandum (the "Memorandum"). The Fund intends to primarily use a multi-lender approach to achieve its investment objectives, whereby the Advisers utilize a variety of non-bank or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives, as long as they are consistent with the Fund's investment policies, including its 80% policy.
The organizational meeting of the Board of the Fund was held on March 25, 2025. On April 23, 2025, the Adviser contributed $10,000 of capital to the Fund in exchange for 1,000 Shares. There were no Fund operations prior to June 12, 2025.
Master-Feeder Structure
The Fund and StepStone Private Credit Co-Investment Feeder Fund LP (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Shares of the Fund. As of June 30, 2026, the Feeder Fund owns 100.00% of the Fund’s net assets.
2.
Summary of Significant Accounting Policies
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

2.
Summary of Significant Accounting Policies (continued)
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.
Net Asset Value Determination
The Fund will calculate NAV for its Shares at least monthly as of the last calendar day of each calendar month, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.
Valuation of Investments
The Fund applies fair value to its investments in securities of unaffiliated issuers in accordance with ASC Topic 820 - Fair Value Measurement (“ASC Topic 820”). In accordance with ASC Topic 820, fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date.
ASC Topic 820 establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability as of the reporting date.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.
The three levels of valuation inputs under ASC Topic 820 are as follows:
• Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities as of the measurement date.
• Level 2 – Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments at the reporting date).
In accordance with ASC Topic 820, investments in private investment companies measured using net asset value (“NAV”) as a practical expedient, if any, are not categorized within the fair value hierarchy.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of observable input that is significant to the fair value

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

2.
Summary of Significant Accounting Policies (continued)
measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
For securities or Private Credit Investments that are quoted, traded or exchanged in an accessible, active market, the value of the asset is determined by multiplying the number of securities held by the quoted market price as of the measurement (or reporting) date. The Adviser does not apply any liquidity or restriction discount regardless of ownership structure or the ability to control the sale of the asset.
If a quoted market price is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain broker quotes directly from a broker-dealer or passed through from a third-party pricing vendor. In the event that fair value is based upon a single sourced broker quote, these Private Credit Investments are categorized as Level 3 of the fair value hierarchy. If the Fund were to use broker quotes, they would typically be received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
If the quotations obtained from brokers or pricing vendors are determined not to be reliable or are not readily available, the Fund may value such Private Credit Investments using a variety of valuation techniques. For Private Credit Investments, the Adviser generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar Private Credit Investments and risk profiles. The Fund considers the current contractual interest rate, the expected life and other terms of the Private Credit Investment relative to risk of the company and the specific Private Credit Investment. For specialty credit investments, the Fund also considers payment ratios, conditional prepayment rates, charge-off rates, delinquency ratios and other measures of the specific specialty credit investment’s performance.
In determining the estimated fair value of performing Private Credit Investments for which there is no actively traded market, the estimate of fair value will consider such factors as the current market environment relative to that of the Private Credit Investment held, the tenor of maturity date of the Private Credit Investment, the operating performance of the issuer, the concern for maintaining any covenant levels embedded in the instrument, the ability of the issuer to call the security (and the associated redemption price), market interest rate spreads and the general overall credit quality of the security over the life of the Private Credit Investment.
Each direct Private Credit Investment is assigned an internal credit rating. The ratings are based on available fundamental information and are used in conjunction with market inputs to create an estimate of fair value. For Private Credit Investments with higher ratings, no additional steps are taken. Private Credit Investments with lower internal credit ratings are considered for additional or alternative procedures to determine a fair value, which will include, but are not limited to, a review of additional market inputs, performance and other relevant information on comparable assets.
Defaulted Private Credit Investments are valued using several methods including the following: discounting the expected cash flows of the Private Credit Investment, valuing the net assets of the company, reviewing comparable precedent transactions involving similar companies, and using a performance multiple or market-based approach.
For defaulted Private Credit Investments, discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Generally, an increase in market yields or discount rates or a decrease in EBITDA multiples may result in a decrease in the fair value of certain Private Credit Investments of the Fund. These Private Credit Investments are categorized as Level 3 of the fair value hierarchy.
Revenue Recognition
Investment transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from investments sold are recorded on the identified cost basis. Dividend income, if any, is recorded on the ex-dividend date.
Interest income is recognized on an accrual basis. Interest income on debt instruments is accrued and recognized for those issuers who are currently paying in full cash interest or expected to pay in full cash interest. For those issuers who are in default or are expected to default, cash interest is not accrued and is only recognized when received unless the cash received is applied to principal based upon management’s judgment. Loan origination fees, original issue discounts ("OID") and market discounts or premiums are capitalized as part of the underlying cost of the Private Credit Investments and accreted or amortized over the life of the Private Credit Investments as interest income using the effective interest method.
Direct Loans and Specialty Credit Loans are generally placed on non-accrual status when a payment default occurs or if management otherwise believes that the issuer of the loan will not be able to make contractual interest payments or principal payments. The Fund will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, the Fund remains contractually entitled to this interest. The Fund may make exceptions to this policy if the loan has sufficient collateral value and is in the process of collection. Accrued interest is written-off by reversing interest income in the period when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. As of June 30, 2026, no loans have defaulted or were on non-accrual status.
The Fund may earn various fees during the life of the loans. Such fees include, but are not limited to, administration and amendment fees, some of which are paid to the Fund on an ongoing basis. These fees, if any, are recognized as earned as a component of interest income on the Statement of Operations. For the six months ended June 30, 2026, the Fund recorded $1,355 of amendment fee income.
Upon prepayment of a loan or debt security, any prepayment premiums, unamortized upfront loan origination fees, unamortized syndication fees, unamortized commitment fees and unamortized discounts are recorded as interest income. The Fund had $71,396 of prepayments that resulted in foregoing fees for the six months ended June 30, 2026.
The Fund may have Private Credit Investments that contain payment in-kind (“PIK”) provisions. PIK income, computed at the contractual rate specified in the Private Credit Investment agreement, is added to the principal balance of the Private Credit Investment and collected upon repayment of the outstanding principal, and is recorded as payment in-kind income on the Statement of Operations. The Fund prospectively ceases recognition of PIK income and adjusts the associated principal balance if such amounts and balances are deemed to be doubtful of collection. For Private Credit Investments with PIK income, the Fund calculates income accruals based on the principal balance including any PIK.
When a PIK Private Credit Investment is placed on non-accrual status, the accrued, uncapitalized interest is reversed through interest income. To maintain the Fund’s status as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends, even though the Fund has not yet collected cash.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Fund Expenses
The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses related to the Private Credit Investments and other investments in which the Fund invests (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense support and conditional reimbursement agreement (“Expense Support and Conditional Reimbursement Agreement” as further discussed in Note 5). Expenses are recorded on an accrual basis and expenses are allocated pro-rata to Shares based upon prior day net assets at each Determination Date.
Federal Income Taxes
For U.S. federal income tax purposes, the Fund intends to elect to be treated, and intends to qualify annually thereafter, as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.
Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the financial statements.
The Fund’s tax year is the 12-month period ending December 31. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. Tax year 2025 is subject to examination as of June 30, 2026.
Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities and Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.
Offering Costs
Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized. The Fund will continue to incur offering costs due to its continuously offered status, and ongoing offering costs will be expensed as incurred. During the six months ended June 30, 2026, the Fund amortized offering costs of $157,007 which are included in the Statement of Operations.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Cash and Cash Equivalents
Cash includes monies on deposit with UMB Bank N.A. ("UMB Bank”), the Fund’s custodian, and cash equivalents include short-term, interest-bearing, highly liquid money market investments. Cash equivalents are categorized as Level 1 of the fair value hierarchy. Cash deposits are insured by the Federal Deposit Insurance Corporation ("FDIC") by up to $250,000. Cash deposits, at times, may exceed the insurance limit guaranteed by the FDIC. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits.
Shareholder Distributions
Distributions to shareholders are recorded on the record date. The amount to be paid out as a dividend is determined by the Board each quarter and is generally based upon estimated earnings and considers the level of undistributed taxable income carried forward from the prior year, if any, for distribution in the current year.
The Fund has adopted an “opt out” distribution reinvestment plan (“DRIP”) as described in Note 9. As a result, unless shareholders elect to “opt out” of the DRIP, shareholders will have their dividends or distributions automatically reinvested in additional Shares, rather than receiving cash. Shareholders who receive distributions in the form of Shares will generally be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions; however, those shareholders will not receive cash with which to pay any applicable taxes.
Segment Reportin
g
An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of a defined investment strategy which is executed by the Fund’s portfolio managers as described in Note 1. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions activity is used by the CODM to assess the Fund’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
3.
Investments
Direct Lending
The Fund’s direct lending investment strategy primarily consists of secured debt (including first lien senior secured and second lien senior secured), but may also include unsecured debt (including senior unsecured and subordinated debt) and mezzanine loans, as well as broadly syndicated loans and club deals (generally investments made by a small group of investment firms). First lien senior secured debt has first claim to any underlying collateral of a loan, second lien senior secured debt is secured but subordinated in payment and/or lower in lien priority to first lien holders. The Fund may also invest in privately offered structured products, such as CLOs, which are backed by any of the aforementioned investments.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

4.
Fair Value Measurements
The following table summarizes the fair value of the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Direct Lending	$—	$—	$283,223,164	$283,223,164
Total Investments	$—	$—	$283,223,164	$283,223,164
The below table presents a summary of changes in fair value of Level 3 assets by investment type for the six months ended June 30, 2026:

Direct Lending
Balance as of December 31, 2025	$198,788,644
Transferred into Level 3	—
Purchase of investments	98,701,284
Proceeds from sales, exits and repayments of Investments	(13,608,050)
Net accretion of original issue discount on investments	295,876
Non-controlled/non-affiliated payment in-kind income	52,033
Net realized gain on non-controlled/non-affiliated investments	-
Net change in unrealized (appreciation) depreciation on non-controlled/non-affiliated investments	(1,006,623)
Transfers out of Level 3	—
Balance as of June 30, 2026	$283,223,164
Net Change in Unrealized Appreciation (Depreciation) on Investments Held at the End of the Reporting Period	$(912,786)

The following table presents quantitative information about the significant unobservable inputs of the Fund's Level 3 financial instruments as of June 30, 2026. The table is not intended to be all-inclusive but instead captures the significant unobservable inputs relevant to the Fund's determination of fair value.

						Impact to
	Fair Value as of				Weighted	Valuation from
	June 30,	Valuation	Unobservable	Single Input or	Average of	an Increase in
Strategy	2026	Technique(s)	Input	Range of Inputs	Input 1	Input 2
Direct Lending	$260,906,612	Yield Method	Market Yield Discount Spreads	3.98% - 8.04%	5.52%	Decrease
	22,316,552	Recent Transactions	Transaction Price	$97.37 - $100.00	$99.03	Increase
Total	283,223,164

1.
Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
2.
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

5.
Related Party Transactions
Advisory Agreement
In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 0.60% on an annualized basis of the Fund’s month-end net assets. The Management Fee is accrued monthly and payable monthly in arrears. The Adviser will pay 20% of the Management Fee proceeds to the Sub-Adviser on a monthly basis. For the six months ended June 30, 2026, the Adviser earned $770,527 in Management Fees of which $417,773 was payable as of June 30, 2026.
Administration Agreement
The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides, among other things, certain administration, accounting and investor services for the Fund. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.175% on an annualized basis of the Fund’s net assets. The Administration Fee is calculated based on the Fund’s month-end asset value and payable monthly in arrears. For the six months ended June 30,
2026
, the Administrator earned $216,436 in Administration Fees of which $117,581 was payable as of June 30, 2026.
Expense Support and Conditional Reimbursement Agreement
The Fund has entered into an Expense Support and Conditional Reimbursement Agreement (the Expense Support Agreement") with its Adviser effective June 12, 2025. Under this Expense Support Agreement, the Adviser may voluntarily pay certain Fund expenses (excluding interest) on behalf of the Fund. These payments, once elected in writing, become assets of the Fund and must be reimbursed to the Adviser if specific conditions are met.
Reimbursement is permitted only when the Fund’s available operating funds exceed accrued shareholder distributions for a given month, and only to the extent that the Fund’s Operating Expense Ratio does not exceed the ratio at the time the original expense was paid. Reimbursement is limited to expenses incurred within the prior three years and may be waived by the Adviser. The Expense Support Agreement may be terminated at any time and includes provisions for automatic termination under certain corporate events. The Operating Expense Ratio is calculated by dividing operating expenses, excluding organizational and offering expenses, base management fees owed to the Adviser, and interest expense, by the Fund’s net assets.
For the six months ended June 30, 2026, the Adviser did not pay any Fund expenses and as of June 30, 2026, expenses subject to recoupment under the Expense Support Agreement were $0.
6.
Sub-Administrator and Other Agreements
SEI Investments Global Funds Services serves as the Fund’s sub-administrator (“Sub-Administrator”) and performs certain sub-administration and sub-accounting services for the Fund. From the proceeds of the Administration Fee, the Administrator pays the Sub-Administrator a sub-administration fee (“Sub-Administration Fee”) in an amount up to 0.07% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is calculated based on the Fund’s month-end net asset value and payable monthly in arrears.
UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s US assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian appointed by UMB Bank in accordance with the terms of the custody agreement. For the six months ended June 30, 2026, the Custodian earned $25,838 in custody fees, recorded in Custody fees on the Statement of Operations, of which $19,995 was payable as of June 30, 2026 and recorded in accrued expenses on the Statement of Assets and Liabilities.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

6.
Sub-Administrator and Other Agreements (continued)

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account.
7.
Commitments and Contingencies
ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.
The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s financial statements.
As of June 30, 2026, the Fund had the following unfunded commitments to investments:

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Investments	Unfunded commitment
365RM Holdco, LLC Initial Delayed Draw Term Loan	$70,869
365RM Holdco, LLC Initial Revolving Loan	103,941
Advanced Infusion Solutions Acquisition, LLC Delayed Draw Term Loan	885,563
Advanced Infusion Solutions Acquisition, LLC Revolving Credit Loan	186,559
Alkeme Intermediary Holdings, LLC Revolving Credit	74,001
AMP Purchaser, LLC Revolving Credit Loan	135,368
Aprio Advisory Group, LLC 2025-2 Incremental Delayed Draw Term Loan	3,092,321
Aprio Advisory Group, LLC Revolving Loan	288,305
Aptive Environmental, LLC Delayed Draw Term Loan	65,815
Aptive Environmental, LLC Initial Revolving Loan	110,569
Arcline Liberty Buyer LLC Delayed Draw Term Loan	27,051
Arcline Liberty Buyer LLC Revolving Loan	108,203
Argano, LLC Second Amendment Delayed Draw Term Loan	1,166,339
Associations, Inc. Delayed Draw Term B Loan	776,817
Associations, Inc. Revolving Loan	71,521
Associations, Inc. Special Purpose DDTL	41,972
Axis Portable Air LLC Revolving Credit Loan	164,327
Badge 21 Midco Holdings LLC Amendment No. 1 Delayed Draw Term Loan	878,560
Badge 21 Midco Holdings LLC Revolving Loan	486,327
Blue River Petcare Group, LLC 2026 Delayed Draw Term Loan	769,679
Blue River Petcare Group, LLC Revolving Loan	139,937
Boston Clinical Trials, LLC Revolving Credit Loan	6,114
Bridgepointe Technologies, LLC Initial Delayed Draw Term Loan	368,534
Bridgepointe Technologies, LLC Revolving Loan	146,275
CB Sports Holdings Bidco, LLC Delayed Draw Term A Loan	331,554
CB Sports Holdings Bidco, LLC Revolving Loan	85,847
Cherry Bekaert Advisory LLC Amendment No. 8 Delayed Draw Term Loan	570,757
Cherry Bekaert Advisory LLC Revolving Credit Loan	119,450
Choice Financial Group Acquisition, Inc. Delayed Draw Term C Loan	470,648
Chronicle Parent, LLC Delayed Draw Term Loan	412,188
Chronicle Parent, LLC Revolving Credit Loan	166,920
Comfort Buyer, LLC Delayed Draw Term Loan	90,787
Comfort Buyer, LLC Revolving Loan	81,708
Cooper’s Hawk Intermediate Holding, LLC Delayed Draw Term Loan	299,979
Cooper’s Hawk Intermediate Holding, LLC Revolving Loan	214,271
Coupa Holdings, LLC Revolving Credit Loan	19,630
CraneTech USA Inc. Delayed Draw Term Loan	145,485
CraneTech USA Inc. Revolving Credit Loan	36,371
Creek Parent, Inc. Revolving Credit	154,906
Crete PA Holdco, LLC Revolving Loan	314,681
Crete PA Holdco, LLC Third Delayed Draw Term Loan	1,699,278
CRH Healthcare Purchaser, Inc. Delayed Draw Term Loan	844,131
CRH Healthcare Purchaser, Inc. Revolving Loan	337,652
CSHC Buyerco, LLC Delayed Draw Term Loan	77,560
CSHC Buyerco, LLC Revolving Credit Loan	114,299
CT Technologies Intermediate Holdings, Inc. 2025-B Special Purpose DDTL	104,462
Cub Financing Intermediate, LLC 2025 Delayed Draw Term Loan	1,766,465
Currier Plastics Acquisition, LLC Delayed Draw Term A Loan	240,091
Currier Plastics Acquisition, LLC Revolving Loan	96,036
DCCM, LLC Delayed Draw Term Loan	2,222,943

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Investments	Unfunded commitment
DCCM, LLC Revolving Credit Loan	$916,678
Denali Intermediate Holdings, Inc. Revolving Credit Loan	359,368
Denali Topco LLC Effective Date Delayed Draw Term Loan	2,729,064
Denali Topco LLC Revolving Loan	1,309,951
Designs for Health, Inc. Initial Revolving Facility Loan (First Lien)	284,524
DigiCert, Inc. Revolving Credit Loan (First Lien)	577,414
Discovery SL Management, LLC Delayed Draw Term Loan D	29,916
Durare Bidco, LLC Delayed Draw Term Loan	554,269
Durare Bidco, LLC Revolving Credit Loan	463,824
Dwyer Instruments, LLC Revolving Loan	19,790
Elder Care Opco LLC Delayed Draw Term Loan	522,134
Elder Care Opco LLC Revolving Loan	197,032
Empower Payments Investor, LLC Fourth Amendment Delayed Draw Term Loan	69,504
Epika Fleet Services, Inc. Second Amendment Delayed Draw C Loan	3,711,936
ESP Associates, Inc. Delayed TL	22,727
ESP Associates, Inc. Revolving Loan	82,643
EVDR Purchaser, Inc., Delayed Draw Term Loan	86,147
EVDR Purchaser, Inc., Revolving Loan	35,320
Everbridge Holdings, LLC Delayed Draw Term Loan	566,614
Everbridge Holdings, LLC Revolving Loan	372,773
FirstCall Mechanical Group, LLC Amendment No. 2 Delayed Draw Term Loan	5,732,639
Force Electrical Buyerco, LLC Delayed Draw Term Loan	374,631
Force Electrical Buyerco, LLC Revolving Credit Loan	51,858
Fullsteam Operations LLC Delayed Draw Term Loan	499,856
Fullsteam Operations LLC Revolving Loan	112,468
Galway Borrower LLC Revolving Loan	33,770
GC Waves Holdings, Inc. 2023 Replacing Revolving Loan	21,604
GC Waves Holdings, Inc. 2025 Delayed Draw Term Loan	205,111
GMF Parent, Inc. Delayed Draw Term A Loan	130,047
GMF Parent, Inc.Revolver 12/25	65,023
Greenwood Operating Group, LLC Revolving Loan	205,228
Guava Buyer LLC Initial Delayed Draw Term Loan	401,239
Guava Buyer LLC RC Facility Loan	659,178
Harris & Co. LLC Delayed Draw Term C Loan	2,701,101
Harris & Co. LLC Revolving Loan	837,122
Ideal Components Acquisition, LLC Delayed Draw Term Loan	772,211
Ideal Components Acquisition, LLC Revolving Credit Loan	394,686
IG Investments Holdings, LLC 2024 Refinancing Revolving Loan	67,257
Integrated Power Services Holdings, Inc. Initial Revolving Loan (First Lien)	170,954
Integrated Power Services Holdings, Inc. Tenth Amendment Incremental Delayed Draw Term Loan (First Lien)	324,143
IVX Health Holdings, Inc. Revolving Loan	106,685
Kelso Industries LLC 2026 Incremental Delayed Draw Term Loan	1,587,262
LeadVenture, Inc. Delayed Draw Term Loan	533,888
LeadVenture, Inc. Revolving Loan	491,976
Lighthouse Technologies Holding Corp. Revolving Loan	291,544
Lindstrom, LLC Initial Revolving Credit Loan	218,532
LJ Avalon Holdings, LLC Amendment No. 4 Delayed Draw Term Loan	158,327
LJ Avalon Holdings, LLC Revolving Credit	392,850
Machine Sciences Corporation First Amendment Delayed Draw Term Loan	32,966
Machine Sciences Corporation Revolving Loan	223,701

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Investments	Unfunded commitment
MB2 Dental Solutions, LLC Tranche 3 Delayed Draw Term Loan	$52,064
Med Learning Group, LLC Fifth Amendment Delayed Draw Term Loan	349,839
Medrina, LLC Second Amendment Incremental DDTL	547,083
MoboTrex, LLC Amendment No. 4 DDTL	312,217
MoboTrex, LLC Revolving Loan	71,282
Moonlight Parent, Inc. Delayed Draw Term Loan	732,202
Moonlight Parent, Inc. Revolving Loan	439,321
mPulse Mobile, Inc. Initial Delayed Draw Term Loan	550,831
mPulse Mobile, Inc. Initial Revolving Loan	826,246
Ne Ortho Management Services, LLC 2025 Incremental Delayed Draw Term Loan	703,783
Ne Ortho Management Services, LLC Revolving Loan	48,959
NS and Associates LLC Revolving Loan (2025)	696,161
OSR Opco LLC Revolving Loan	235,394
OSR Opco LLC Third Amendment Incremental Term Loan	4,203
Packaging Coordinators Midco, Inc. 2025 General Delayed Draw Term Loan	962,538
Packaging Coordinators Midco, Inc. 2025 Initial Dollar Delayed Draw Term Loan	705,903
Packaging Coordinators Midco, Inc. 2025 Revolving Loan	739,597
Packaging Coordinators Midco, Inc. 2025 Specified Delayed Draw Term Loan	939,062
Packaging Coordinators Midco, Inc. Specified Interest DDTL (Tranche Out)	17,968
Pave America Holding, LLC Delayed Draw Term Loan	451,004
Pave America Holding, LLC Revolving Credit Loan	338,253
Pavement Preservation Acquisition, LLC Revolving Credit Loan	264,237
PestCo, LLC Revolving Loan	249,594
PGI Parent LLC Revolving Credit Loan	184,031
Play Holdings, Inc. Revolving Loan	239,460
Point Quest Group, Inc. Delayed Draw Term Loan	110,389
Point Quest Group, Inc. Revolving Credit Loan	76,306
Portage Point Partners, LLC Revolving Credit Loan	267,170
Premise Health Holding Corp. Revolving Credit Loan	18,212
Prestige Employee Administrators, LLC Delayed Draw Term Loan	255,568
Puma Buyer, LLC Revolving Loan (First Lien)	593,925
Redwood Services Group, LLC Tenth Amendment Delayed Draw Term Loan	367,976
REP TEC Intermediate Holdings, Inc Revolving Loan	739,537
Rocket Youth Brands HoldCo LLC Delayed Draw Term Loan	671,625
Rocket Youth Brands HoldCo LLC Revolving Credit Loan	139,922
RPM Purchaser, Inc. Last Out Delayed Draw Term Loan B	47,462
Saab Purchaser, Inc. First Amendment Delayed Draw Term Loan	1,485,614
Saab Purchaser, Inc. Revolving Loan	198,082
Safari Borrower, LLC Delayed Draw Term Loan	201,675
Safari Borrower, LLC Revolving Loan	33,612
Salisbury House, LLC Delayed Draw Term Loan	260,013
Salisbury House, LLC Revolving Loan	228,082
Salute Mission Critical, LLC 2025 Incremental DDTL Loan	954,897
SCP WQS Buyer, LLC Delayed Draw Term Loan	1,230,225
SCP WQS Buyer, LLC Revolving Credit Loan	246,045
Seahawk Buyer, LLC Delayed Draw Term Loan	600,403
Seahawk Buyer, LLC Revolving Credit	127,062
SkyMark Refuelers, LLC DDTL B	1,659,766
SkyMark Refuelers, LLC Revolving Credit Loan	681,215
Skyrodema Bidco, LLC Delayed Draw Term Loan	149,239

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Investments	Unfunded commitment
Socket Holdings Corporation 2026 Incremental Delayed Draw Term Loan	$582,255
Southern Orthodontic Partners Management, LLC Eighth Amendment Delayed Draw Term Loan	76,891
Southern Orthodontic Partners Management, LLC Eighth Amendment Revolving Loan	15,722
Springline Advisory Intermediate, LLC Second Amendment Revolving Credit	290,062
Springline Advisory Intermediate, LLC Third Amendment Delayed Draw Term Loan	229,798
SRP Eagle Buyer Inc Delayed Draw Term Loan	1,488,550
SRP Eagle Buyer Inc Revolving Loan	595,420
Straine Dental Management, LLC Delayed Draw Term Loan	221,828
SV Newco 2, Inc. 2025 Incremental DDTL Loan	1,488,382
SV Newco 2, Inc. Revolving Credit Loan	167,527
Syndigo LLC Revolving Loan	1,003,942
Tau Buyer, LLC Revolving Credit Loan	47,961
Transgo, LLC Revolving Loan	47,504
Trintech Inc. Delayed Draw Term Loan	165,373
Trintech Inc. Revolving Credit Loan	124,030
Truck-Lite Co., LLC 2025 Replacement Revolving Loan	30,881
Truck-Lite Co., LLC Delayed Draw Term Loan B	505,879
Truck-Lite Co., LLC Delayed Draw Term Loan C	416,064
U.S. Urology Partners, LLC 2025 Incremental Delayed Draw Term Loan	1,687,164
U.S. Urology Partners, LLCDelayed Draw Term Loan 5/26	1,235,386
Upland Software, Inc. Revolving Loan	826,923
USIC Holdings, Inc. Revolving Loan	36,589
USIC Holdings, Inc. Specified Delayed Draw Term Loan	31,803
Vacation Rental Brands, LLC 2nd Amendment Delayed TL	432,794
Valkyrie Buyer, LLC Delayed Draw Term Loan D	8,627
Valkyrie Buyer, LLC Delayed Draw Term Loan F	395,639
Valkyrie Buyer, LLC Revolving Credit Loan	92,352
Vatica Health, Inc. Revolving Loan	160,920
Vehlo Purchaser, LLC Amendment No. 4 Revolving Credit Loan	88,473
VRC Companies, LLC Revolving Loan	7,523
W.A. Kendall and Company, LLC Revolving Loan	56,453
W.A. Kendall and Company, LLC Seventh Amendment Delayed Draw Term Loan	1,213,873
Wealth Enhancement Group, LLC Initial Revolving Loan	25,643
Western Smokehouse Partners, LLC Delayed TL	328,940
Western Smokehouse Partners, LLC Revolving Loan	109,647
Wharf Street Ratings Acquisition LLC Delayed Draw Term Loan	585,925
Wharf Street Ratings Acquisition LLC Revolving Loan	604,937
Zep Holdco Inc. Revolving Credit Loan (aka TL Atlas Merger)	902,706
Total unfunded commitments	$90,228,191

8.
Capital Share Transactions
The Fund offers Shares on a continuous basis. The Fund will hold multiple closings at which it will accept Capital Commitments to purchase Shares from investors, pursuant to which arrangements investors will be required to fund drawdowns to purchase Shares up to the amount of their respective Capital Commitments each time the Fund delivers a drawdown notice. As of June 30, 2026, the Feeder Fund has a Capital Commitment of $400 million to the Fund.
The Fund intends to issue Shares in its continuous private offering in connection with drawdown notices on Capital Commitments issued by the Fund from time to time as determined in the Fund’s or the Adviser’s discretion. Pursuant to such drawdown notices, one

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

or more investors will be required to purchase Shares, in amounts to be determined in the Fund’s or the Adviser’s discretion, in each case based upon reasons including, but not limited to, regulatory, tax or other reasons as may be determined to be appropriate by the Fund or the Adviser in their discretion, at a price per share based on the then-current NAV per Share. The Fund may drawdown on unfunded Capital Commitments at any time prior to its liquidation and dissolution.
The following table summarizes the Capital Share transactions for the six months ended June 30, 2026 and the period ended December 31, 2025:

	For the Period Ended		For the Period Ended
	June 30, 2026		December 31, 2025
		Dollar		Dollar
	Shares	Amounts	Shares	Amounts
Proceeds from shares issued	8,217,006	$84,676,943	19,692,334	$199,896,000
	8,217,006	$84,676,943	19,692,334	$199,896,000

No sooner than June 2027, and subject to market conditions and the discretion of the Board, the Fund may commence a share repurchase program in which the Fund intends to offer to repurchase, in each quarter, up to 5% of Shares outstanding (either by number of shares or aggregate NAV) as of the close of the previous calendar quarter. The Board may amend or suspend the share repurchase program at any time if in its reasonable judgment it deems such action to be in the Fund’s best interest and the best interest of Shareholders. No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder.
9.
Dividend Reinvestment Plan
Pursuant to the DRIP established by the Fund, each Shareholder whose Shares are registered
in its own name will automatically be a participant under the DRIP and dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all ordinary income and/or capital gain dividend distributions paid in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.
10.
Investment Transactions
For the six months ended June 30, 2026, purchases of investments, excluding short-term investments, were $99 million. For the six months ended June 30, 2026, total proceeds from the Fund's sale, redemption or other disposition of investments, excluding short-term investments, amounted to $14 million.
11.
Tax Information
The Fund's tax year ends on December 31. The tax-related disclosures herein are based on information as of June 30, 2026. There were no material tax-related changes during the six months ended June 30, 2026.
As of June 30, 2026, the Fund had no permanent book to tax differences.
For the tax year ended December 31, 2025, the Fund's tax components of distributable earnings (accumulated loss) on a tax basis were as follows:

StepStone Private Credit Co-Investment
Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

December 31, 2025
Undistributed ordinary income	$-
Other book/tax temporary differences	(246,469)
Capital loss carryforwards	-
Undistributable capital gains	-
Net realized gain (loss) from investments in securities of unaffiliated issuers	-
Net unrealized depreciation from investments in securities of unaffiliated issuers	(93,837)
Total distributable earnings (accumulated loss)	$(340,306)

The tax character of Subchapter M distributions for the tax year ended December 31, 2025 was as follows
:

	Ordinary Income	Long-Term Capital Gains
2025	$5,456,943	$-

For the six months ended June 30, 2026, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$96,900
Gross unrealized depreciation	(1,194,881)
Net unrealized appreciation (depreciation) from investments	$(1,097,981)

Tax cost of investments	$291,869,579
As of June 30, 2026, the Fund had no difference between cost amounts of investments for financial statement and federal income tax purposes.
In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded there were no uncertain tax positions as of the period ended June 30, 2026 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Statement of Operations. For the six months ended June 30, 2026, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits during the six months ended June 30, 2026.
12.
Risk Factors
An investment in the Fund involves material risks, including market risk, performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage
, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.
13.
Activities Prior to Commencement of Operations
During the period from Inception through the Commencement of Operations, the Fund engaged in various activities in preparation for the offering of Shares and incurred further costs in relation to the offering, including various legal expenses and printing costs as disclosed in Note 2.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

14.
Subsequent Events
The Fund’s management has evaluated events subsequent to June 30, 2026 through the date the financial statements were issued. The Fund has concluded that there are no events requiring adjustment or disclosure in the consolidated financial statements other than as set forth below.
The Fund received approximately $101,540,000 of subscriptions from July 1 through August 27, 2026 through capital calls duri ng this period.

StepStone Private Credit Co-Investment Fund

Other Information (unaudited)
June 30, 2026

Proxy Voting
Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (713) 515-4692 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (713) 515-4692 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov or without charge and upon request by calling the Fund at (713) 515-4692.

Investment Adviser and Administrator
StepStone Group Private Debt LLC
277 Park Avenue 45
th
Floor
New York, New York 10172
Investment Sub-Adviser
StepStone Group Europe
Alternative Investments Limited
Newmount House,22-24
Lower Mount Street
Dublin 2, Ireland
Sub-Administrator and Sub-Accountant
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456
Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5
th
Floor
Kansas City, Missouri 64106
Transfer Agent
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212
Phone: (414)299-2200
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Credit Co-Investment Fund

By (Signature and Title)*
/s/ Ariel Goldblatt

Ariel Goldblatt, President
(Principal Executive Officer)

Date	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ariel Goldblatt

Ariel Goldblatt, President
(Principal Executive Officer)

Date	August 27, 2026

By (Signature and Title)*
/s/ Joseph Cambareri

Joseph Cambareri, Treasurer
(Principal Financial Officer)

Date	August 27, 2026

* Print the name and title of each signing officer under his or her signature.